Lines of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Lines of Credit [Abstract]
LINES OF CREDIT

NOTE 10—LINES OF CREDIT

Northpoint Commercial Finance LLC

On June 24, 2019, Goedeker, as borrower, entered into a loan and security agreement with Northpoint Commercial Finance LLC ("Northpoint"), which was amended on August 2, 2019, for revolving loans up to an aggregate maximum loan amount of $1,000,000 for the acquisition, financing or refinancing by Goedeker of inventory at an interest rate of LIBOR plus 7.99%. There is no outstanding balance on the line of credit as of June 30, 2020.

Pursuant to the loan and security agreement, Goedeker shall pay the following fees to Northpoint: (i) an audit fee for each audit conducted as determined by Northpoint, equal to the out-of-pocket expense incurred by Northpoint plus any minimum audit fee established by Northpoint; (ii) a fee for any returned payments equal to the lesser of the maximum amount permitted by law or $50; (iii) a late fee for each payment not received by the 25th day of a calendar month, and each month thereafter until such payment is paid, equal to the greater of 5% of the amount past due or $25; (iv) a billing fee equal to $250 for any month for which Goedeker requests a paper billing statement; (v) a live check fee equal to $50 for each check that Goedeker sends to Northpoint for payment of obligations under the loan and security agreement; (vi) processing fees to be determined by Northpoint; and (vii) any additional fees that Northpoint may implement from time to time.

The loan and security agreement contains customary events of default, including in the event of (i) non-payment, (ii) a breach by Goedeker of any of its representations, warranties or covenants under the loan and security agreement or any other agreement entered into with Northpoint, or (iii) the bankruptcy or insolvency of Goedeker.  The loan and security agreement contains customary representations, warranties and affirmative and negative financial and other covenants for a loan of this type.

The loans are secured by a security interest in all of the inventory of Goedeker that is manufactured or sold by vendors identified in the loan and security agreement. In connection with the loan and security agreement, on June 24, 2019, 1847 Goedeker entered into a guaranty in favor of Northpoint, to guaranty the obligations of Goedeker under the loan and security agreement.

Burnley Capital LLC

On April 5, 2019, Goedeker, as borrower, and 1847 Goedeker entered into a loan and security agreement with Burnley Capital LLC ("Burnley") for revolving loans in an aggregate principal amount that will not exceed the lesser of (i) the borrowing base or (ii) $1,500,000 (provided that such amount may be increased to $3,000,000 in Burnley's sole discretion) minus reserves established Burnley at any time in accordance with the loan and security agreement. The "borrowing base" means an amount equal to the sum of the following: (i) the product of 85% multiplied by the liquidation value of Goedeker's inventory (net of all liquidation costs) identified in the most recent inventory appraisal by an appraiser acceptable to Burnley (ii) multiplied by Goedeker's eligible inventory (as defined in the loan and security agreement), valued at the lower of cost or market value, determined on a first-in-first-out basis. In connection with the closing of the Acquisition on April 5, 2019, Goedeker borrowed $744,000 under the loan and security agreement and issued a revolving note to Burnley in the principal amount of up to $1,500,000. There is no available borrowing base and the balance of the line of credit amounts to $456,104 as of June 30, 2020, comprised of principal of $524,938 and net of unamortized debt discount of $68,834.

The revolving note matures on April 5, 2022, provided that at Burnley's sole and absolute discretion, it may agree to extend the maturity date for two successive terms of one year each. The revolving note bears interest at a per annum rate equal to the greater of (i) the LIBOR Rate (as defined in the loan and security agreement) plus 6.00% or (ii) 8.50%; provided that upon an event of default (as defined below) all loans, all past due interest and all fees shall bear interest at a per annum rate equal to the foregoing rate plus 3.00%. Goedeker shall pay interest accrued on the revolving note in arrears on the last day of each month commencing on April 30, 2019.

Goedeker may at any time and from time to time prepay the revolving note in whole or in part. If at any time the outstanding principal balance on the revolving note exceeds the lesser of (i) the difference of the total loan amount minus any reserves and (ii) the borrowing base, then Goedeker shall immediately prepay the revolving note in an aggregate amount equal to such excess. In addition, in the event and on each occasion that any net proceeds (as defined in the loan and security agreement) are received by or on behalf of Goedeker or 1847 Goedeker in respect of any prepayment event following the occurrence and during the continuance of an event of default, Goedeker shall, immediately after such net proceeds are received, prepay the revolving note in an aggregate amount equal to 100% of such net proceeds. A "prepayment event" means (i) any sale, transfer, merger, liquidation or other disposition (including pursuant to a sale and leaseback transaction) of any property of Goedeker or 1847 Goedeker; (ii) a change of control (as defined in the loan and security agreement); (iii) any casualty or other insured damage to, or any taking under power of eminent domain or by condemnation or similar proceeding of, any property of Goedeker or 1847 Goedeker with a fair value immediately prior to such event equal to or greater than $25,000; (iv) the issuance by Goedeker of any capital stock or the receipt by Goedeker of any capital contribution; or (v) the incurrence by Goedeker or 1847 Goedeker of any indebtedness (as defined in the loan and security agreement), other than indebtedness permitted under the loan and security agreement.

Under the loan and security agreement, Goedeker is required to pay a number of fees to Burnley, including the following:

●	a commitment fee during the period from closing to the earlier of the maturity date or termination of Burnley's commitment to make loans under the loan and security agreement, which shall accrue at the rate of 0.50% per annum on the average daily difference of the total loan amount then in effect minus the sum of the outstanding principal balance of the revolving note, which such accrued commitment fees are due and payable in arrears on the first day of each calendar month and on the date on which Burnley's commitment to make loans under the loan and security agreement terminates, commencing on the first such date to occur after the closing date;

●	an annual loan facility fee equal to 0.75% of the revolving commitment (i.e., the maximum amount that Goedeker may borrow under the revolving loan), which is fully earned on the closing date for the term of the loan (including any extension) but shall be due and payable on each anniversary of the closing date;

●	a monthly collateral management fee for monitoring and servicing the revolving loan equal to $1,700 per month for the term of revolving note, which is fully earned and non-refundable as of the date of the loan and security agreement, but shall be payable monthly in arrears on the first day of each calendar month; provided that payment of the collateral management fee may be made, at the discretion of Burnley, by application of advances under the revolving loan or directly by Goedeker; and

●	if the revolving loan is terminated for any reason, including by Burnley following an event of default, then Goedeker shall pay, as liquidated damages and compensation for the costs of being prepared to make funds available, an amount equal to the applicable percentage multiplied by the revolving commitment (i.e., the maximum amount that Goedeker may borrow under the revolving loan), wherein the term applicable percentage means (i) 3%, in the case of a termination on or prior to the first anniversary of the closing date, (ii) 2%, in the case of a termination after the first anniversary of the closing date but on or prior to the second anniversary thereof, and (iii) 0.5%, in the case of a termination after the second anniversary of the closing date but on or prior to the maturity date.

The loan and security agreement contains customary events of default, including, among others: (i) for failure to pay principal and interest on the revolving note when due, or to pay any fees due under the loan and security agreement; (ii) if any representation, warranty or certification in the loan and security agreement or any document delivered in connection therewith is incorrect in any material respect; (iii) for failure to perform any covenant or agreement contained in the loan and security agreement or any document delivered in connection therewith; (iv) for the occurrence of any default in respect of any other indebtedness of more than $100,000; (v) for any voluntary or involuntary bankruptcy, insolvency or dissolution; (vi) for the occurrence of one or more judgments, non-interlocutory orders, decrees or arbitration awards involving in the aggregate a liability of $25,000 or more; (vii) if Goedeker or 1847 Goedeker, or officer thereof, is charged by a governmental authority, criminally indicted or convicted of a felony under any law that would reasonably be expected to lead to forfeiture of any material portion of collateral, or such entity is subject to an injunction restraining it from conducting its business; (viii) if Burnley determines that a material adverse effect (as defined in the loan and security agreement) has occurred; (ix) if a change of control (as defined in the loan and security agreement) occurs; (x) if there is any material damage to, loss, theft or destruction of property which causes, for more than thirty consecutive days beyond the coverage period of any applicable business interruption insurance, the cessation or substantial curtailment of revenue producing activities; (xi) if there is a loss, suspension or revocation of, or failure to renew any permit if it could reasonably be expected to have a material adverse effect; and (xii) for the occurrence of any default or event of default under the term loan with SBCC (as defined below), the 9% subordinated promissory note issued to Goedeker Television, the secured convertible promissory note issued to Leonite (as defined below) or any other debt that is subordinated to the revolving loan.

The loan and security agreement contains customary representations, warranties and affirmative and negative financial and other covenants for a loan of this type. The revolving note is secured by a first priority security interest in all of the assets of Goedeker and 1847 Goedeker. In connection with such security interest, on April 5, 2019, (i) 1847 Goedeker entered into a pledge agreement with Burnley, pursuant to which 1847 Goedeker pledged the shares of Goedeker held by it to Burnley, and (ii) Goedeker entered into a deposit account control agreement with Burnley, SBCC and Montgomery Bank relating to the security interest in Goedeker's bank accounts.

In addition, on April 5, 2019, the Company entered into a guaranty with Burnley to guaranty the obligations under the loan and security agreement upon the occurrence of certain prohibited acts described in the guaranty.

The rights of Burnley to receive payments under the revolving note are subordinate to the rights of Northpoint under a subordination agreement that Burnley entered into with Northpoint.

At June 30, 2020, Goedeker did not meet certain loan covenants under the loan and security agreement. The agreement requires compliance with the following ratios as a percentage of earnings before interest, taxes, depreciation, and amortization for the twelve-month period ended June 30, 2020. The table below shows the required ratio and actual ratio for such period.

Covenant	Actual Ratio	Required Ratio
Total debt ratio	(2.9)x	4.0x
Senior debt ratio	(0.7)x	1.5x
Interest coverage ratio	(1.2)x	1.0x

In addition, Goedeker was not in compliance with a requirement with respect to the liquidity ratio, which is the ratio of cash and available borrowings to customer deposits. At June 30, 2020, the actual ratio was 0.36x compared to a requirement of 0.35x.

The loan and security agreement with SBCC described below contains the same covenants and a cross default provision, whereby a default under the Burnley loan and security agreement triggers a default under the SBCC loan and security agreement. Accordingly, the Company is in technical, not payment default, on these loan and security agreements and has classified such debt as a current liability. The Company has developed plans that will return it to full compliance including a recently received proposal from a new asset-based lender.

NOTE 10—LINES OF CREDIT

Northpoint Commercial Finance LLC

On June 24, 2019, Goedeker, as borrower, entered into a loan and security agreement with Northpoint Commercial Finance LLC ("Northpoint"), which was amended on August 2, 2019, for revolving loans up to an aggregate maximum loan amount of $1,000,000 for the acquisition, financing or refinancing by Goedeker of inventory at an interest rate of LIBOR plus 7.99%. There is no outstanding balance on the line of credit as of June 30, 2020.

Pursuant to the loan and security agreement, Goedeker shall pay the following fees to Northpoint: (i) an audit fee for each audit conducted as determined by Northpoint, equal to the out-of-pocket expense incurred by Northpoint plus any minimum audit fee established by Northpoint; (ii) a fee for any returned payments equal to the lesser of the maximum amount permitted by law or $50; (iii) a late fee for each payment not received by the 25th day of a calendar month, and each month thereafter until such payment is paid, equal to the greater of 5% of the amount past due or $25; (iv) a billing fee equal to $250 for any month for which Goedeker requests a paper billing statement; (v) a live check fee equal to $50 for each check that Goedeker sends to Northpoint for payment of obligations under the loan and security agreement; (vi) processing fees to be determined by Northpoint; and (vii) any additional fees that Northpoint may implement from time to time.

The loan and security agreement contains customary events of default, including in the event of (i) non-payment, (ii) a breach by Goedeker of any of its representations, warranties or covenants under the loan and security agreement or any other agreement entered into with Northpoint, or (iii) the bankruptcy or insolvency of Goedeker.  The loan and security agreement contains customary representations, warranties and affirmative and negative financial and other covenants for a loan of this type.

The loans are secured by a security interest in all of the inventory of Goedeker that is manufactured or sold by vendors identified in the loan and security agreement. In connection with the loan and security agreement, on June 24, 2019, 1847 Goedeker entered into a guaranty in favor of Northpoint, to guaranty the obligations of Goedeker under the loan and security agreement.

Burnley Capital LLC

On April 5, 2019, Goedeker, as borrower, and 1847 Goedeker entered into a loan and security agreement with Burnley Capital LLC ("Burnley") for revolving loans in an aggregate principal amount that will not exceed the lesser of (i) the borrowing base or (ii) $1,500,000 (provided that such amount may be increased to $3,000,000 in Burnley's sole discretion) minus reserves established Burnley at any time in accordance with the loan and security agreement. The "borrowing base" means an amount equal to the sum of the following: (i) the product of 85% multiplied by the liquidation value of Goedeker's inventory (net of all liquidation costs) identified in the most recent inventory appraisal by an appraiser acceptable to Burnley (ii) multiplied by Goedeker's eligible inventory (as defined in the loan and security agreement), valued at the lower of cost or market value, determined on a first-in-first-out basis. In connection with the closing of the Acquisition on April 5, 2019, Goedeker borrowed $744,000 under the loan and security agreement and issued a revolving note to Burnley in the principal amount of up to $1,500,000. There is no available borrowing base and the balance of the line of credit amounts to $456,104 as of June 30, 2020, comprised of principal of $524,938 and net of unamortized debt discount of $68,834.

The revolving note matures on April 5, 2022, provided that at Burnley's sole and absolute discretion, it may agree to extend the maturity date for two successive terms of one year each. The revolving note bears interest at a per annum rate equal to the greater of (i) the LIBOR Rate (as defined in the loan and security agreement) plus 6.00% or (ii) 8.50%; provided that upon an event of default (as defined below) all loans, all past due interest and all fees shall bear interest at a per annum rate equal to the foregoing rate plus 3.00%. Goedeker shall pay interest accrued on the revolving note in arrears on the last day of each month commencing on April 30, 2019.

Goedeker may at any time and from time to time prepay the revolving note in whole or in part. If at any time the outstanding principal balance on the revolving note exceeds the lesser of (i) the difference of the total loan amount minus any reserves and (ii) the borrowing base, then Goedeker shall immediately prepay the revolving note in an aggregate amount equal to such excess. In addition, in the event and on each occasion that any net proceeds (as defined in the loan and security agreement) are received by or on behalf of Goedeker or 1847 Goedeker in respect of any prepayment event following the occurrence and during the continuance of an event of default, Goedeker shall, immediately after such net proceeds are received, prepay the revolving note in an aggregate amount equal to 100% of such net proceeds. A "prepayment event" means (i) any sale, transfer, merger, liquidation or other disposition (including pursuant to a sale and leaseback transaction) of any property of Goedeker or 1847 Goedeker; (ii) a change of control (as defined in the loan and security agreement); (iii) any casualty or other insured damage to, or any taking under power of eminent domain or by condemnation or similar proceeding of, any property of Goedeker or 1847 Goedeker with a fair value immediately prior to such event equal to or greater than $25,000; (iv) the issuance by Goedeker of any capital stock or the receipt by Goedeker of any capital contribution; or (v) the incurrence by Goedeker or 1847 Goedeker of any indebtedness (as defined in the loan and security agreement), other than indebtedness permitted under the loan and security agreement.

Under the loan and security agreement, Goedeker is required to pay a number of fees to Burnley, including the following:

●	a commitment fee during the period from closing to the earlier of the maturity date or termination of Burnley's commitment to make loans under the loan and security agreement, which shall accrue at the rate of 0.50% per annum on the average daily difference of the total loan amount then in effect minus the sum of the outstanding principal balance of the revolving note, which such accrued commitment fees are due and payable in arrears on the first day of each calendar month and on the date on which Burnley's commitment to make loans under the loan and security agreement terminates, commencing on the first such date to occur after the closing date;

●	an annual loan facility fee equal to 0.75% of the revolving commitment (i.e., the maximum amount that Goedeker may borrow under the revolving loan), which is fully earned on the closing date for the term of the loan (including any extension) but shall be due and payable on each anniversary of the closing date;

●	a monthly collateral management fee for monitoring and servicing the revolving loan equal to $1,700 per month for the term of revolving note, which is fully earned and non-refundable as of the date of the loan and security agreement, but shall be payable monthly in arrears on the first day of each calendar month; provided that payment of the collateral management fee may be made, at the discretion of Burnley, by application of advances under the revolving loan or directly by Goedeker; and

●	if the revolving loan is terminated for any reason, including by Burnley following an event of default, then Goedeker shall pay, as liquidated damages and compensation for the costs of being prepared to make funds available, an amount equal to the applicable percentage multiplied by the revolving commitment (i.e., the maximum amount that Goedeker may borrow under the revolving loan), wherein the term applicable percentage means (i) 3%, in the case of a termination on or prior to the first anniversary of the closing date, (ii) 2%, in the case of a termination after the first anniversary of the closing date but on or prior to the second anniversary thereof, and (iii) 0.5%, in the case of a termination after the second anniversary of the closing date but on or prior to the maturity date.

The loan and security agreement contains customary events of default, including, among others: (i) for failure to pay principal and interest on the revolving note when due, or to pay any fees due under the loan and security agreement; (ii) if any representation, warranty or certification in the loan and security agreement or any document delivered in connection therewith is incorrect in any material respect; (iii) for failure to perform any covenant or agreement contained in the loan and security agreement or any document delivered in connection therewith; (iv) for the occurrence of any default in respect of any other indebtedness of more than $100,000; (v) for any voluntary or involuntary bankruptcy, insolvency or dissolution; (vi) for the occurrence of one or more judgments, non-interlocutory orders, decrees or arbitration awards involving in the aggregate a liability of $25,000 or more; (vii) if Goedeker or 1847 Goedeker, or officer thereof, is charged by a governmental authority, criminally indicted or convicted of a felony under any law that would reasonably be expected to lead to forfeiture of any material portion of collateral, or such entity is subject to an injunction restraining it from conducting its business; (viii) if Burnley determines that a material adverse effect (as defined in the loan and security agreement) has occurred; (ix) if a change of control (as defined in the loan and security agreement) occurs; (x) if there is any material damage to, loss, theft or destruction of property which causes, for more than thirty consecutive days beyond the coverage period of any applicable business interruption insurance, the cessation or substantial curtailment of revenue producing activities; (xi) if there is a loss, suspension or revocation of, or failure to renew any permit if it could reasonably be expected to have a material adverse effect; and (xii) for the occurrence of any default or event of default under the term loan with SBCC (as defined below), the 9% subordinated promissory note issued to Goedeker Television, the secured convertible promissory note issued to Leonite (as defined below) or any other debt that is subordinated to the revolving loan.

The loan and security agreement contains customary representations, warranties and affirmative and negative financial and other covenants for a loan of this type. The revolving note is secured by a first priority security interest in all of the assets of Goedeker and 1847 Goedeker. In connection with such security interest, on April 5, 2019, (i) 1847 Goedeker entered into a pledge agreement with Burnley, pursuant to which 1847 Goedeker pledged the shares of Goedeker held by it to Burnley, and (ii) Goedeker entered into a deposit account control agreement with Burnley, SBCC and Montgomery Bank relating to the security interest in Goedeker's bank accounts.

In addition, on April 5, 2019, the Company entered into a guaranty with Burnley to guaranty the obligations under the loan and security agreement upon the occurrence of certain prohibited acts described in the guaranty.

The rights of Burnley to receive payments under the revolving note are subordinate to the rights of Northpoint under a subordination agreement that Burnley entered into with Northpoint.

At June 30, 2020, Goedeker did not meet certain loan covenants under the loan and security agreement. The agreement requires compliance with the following ratios as a percentage of earnings before interest, taxes, depreciation, and amortization for the twelve-month period ended June 30, 2020. The table below shows the required ratio and actual ratio for such period.

Covenant	Actual Ratio	Required Ratio
Total debt ratio	(2.9)x	4.0x
Senior debt ratio	(0.7)x	1.5x
Interest coverage ratio	(1.2)x	1.0x

In addition, Goedeker was not in compliance with a requirement with respect to the liquidity ratio, which is the ratio of cash and available borrowings to customer deposits. At June 30, 2020, the actual ratio was 0.36x compared to a requirement of 0.35x.

The loan and security agreement with SBCC described below contains the same covenants and a cross default provision, whereby a default under the Burnley loan and security agreement triggers a default under the SBCC loan and security agreement. Accordingly, the Company is in technical, not payment default, on these loan and security agreements and has classified such debt as a current liability. The Company has developed plans that will return it to full compliance including a recently received proposal from a new asset-based lender.